Share Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Option Activities and Changes
15.	SHARE INCENTIVE PLAN - continued

Scheme II - continued

A summary of option activities and changes during the year ended December 31, 2019 were presented below:

			Weighted- average		Weighted-
		Weighted-	remaining	Aggregated	average
	Number of	average	contractual	intrinsic	grant date
Share option	shares	exercise price	term(years)	value	fair value
		RMB		RMB	RMB
Outstanding, December 31, 2018	51,831	560.95	8.81	—	271.90
Forfeited	(5,200)	560.95	—	—	271.90
Outstanding, December 31, 2019	46,631	560.95	7.81	—	271.90

Schedule of Assumptions Used to Calculate Estimated Fair Value of Options

The Company calculated the estimated fair value of the options on the respective grant dates using the binomial option pricing model with the assistance from an independent valuation firm, with the following assumptions used.

October 20,
Grant Dates	2017
Risk-free interest rate	2.0%-2.4%
Volatility	32%-45%
Expected dividend yield	0%
Exercise multiples	2.2-2.8
Exercise price	0.0312-560.95
Life of option (years)	0.53-10
Fair value of underlying ordinary share	565.80

Schedule of Share-based Compensation Expense Recognized

Scheme II - continued

Total share-based compensation expense of share-based awards granted to employees, certain directors and management recognized for the years ended December 31, 2017, 2018 and 2019 were as follows:

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Cost of revenues	19,244	314	317
Sales and marketing expenses	75,237	773	674
General and administrative expenses	194,282	2,764	1,979
	288,763	3,851	2,970